As filed with the Securities and Exchange Commission on November 17, 1997
                                                              File Nos. 33-12113
                                                                        811-5028

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                       Post-Effective Amendment No. 37 /X/

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 41 /X/

                                   PIMCO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                         Newport Beach, California 92660
               (Address of Principal Executive Offices) (Zip Code)
               Registrant's Telephone Number, including area code:
                                 (714) 760-4867

              Robert W. Helm, Esq.         R. Wesley Burns
              Dechert Price & Rhoads       Pacific Investment Management Company
              1500 K Street, N.W.          840 Newport Center Drive
              Washington, D.C.  20005      Newport Beach, California 92660

                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):

             /x/      Immediately upon filing pursuant to paragraph (b)

             / /      on (date)  pursuant to paragraph (b)

             / /      60 days after filing pursuant to paragraph (a)(1)

             / /      on (date) pursuant to paragraph (a)(2) of Rule 485

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

______________________________________________________________________________________________
                                    Proposed Maximum
Title of          Number            Offering                  Proposed
Securities        of Shares         Price per                 Maximum          Amount of
Being             Being             Share (within             Offering         Registration
Registered        Registered        15 days of filing)        Price             Fee
______________________________________________________________________________________________

Shares of         Indefinite        N/A                        N/A              N/A
Beneficial
Interest, Par
Value $.0001

                                EXPLANATORY NOTE

     This post-effective amendment no. 37 to the registration statement of PIMCO Funds on Form N-1A (File No. 33-12113) is being filed solely for the purpose of filing certain previously-filed exhibits to the registration statement in electronic format on the EDGAR filing system. The amendment does not affect any of the currently effective prospectuses or the statement of additional information describing any series, or class thereof, of the registrant's shares. The prospectus describing the Institutional and Administrative Class shares, the prospectus describing the Class A, Class B and Class C shares, and the statement of additional information are hereby incorporated by reference from the most recent filing related to the same (File No. 33-12113) under Rule 497 under the Securities Act of 1933, and the prospectus describing the Class A shares of the PIMCO Total Return Fund is hereby incorporated by reference from post-effective amendment no. 36 to the registration statement.

                             CROSS-REFERENCE SHEET
                              REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933


                                     PART A

             Institutional Class and Administrative Class Prospectus

                       Information Required in Prospectus


Item Number            Heading

   1                   Cover Page

   2                   Prospectus Summary, Expense Information

   3                   Financial Highlights

   4 Investment Objectives and Policies; Characteristics and Risks of Securities and Investment Techniques; Other Information

   5                   Management of the Trust

   5A                  Not Applicable

   6                   Dividends, Distributions and Taxes; Other
                       Information

   7                   Purchase of Shares; Net Asset Value

   8                   Redemption of Shares

   9                   Not Applicable

                                     PART A

                    Class A, Class B, and Class C Prospectus

                       Information Required in Prospectus


Item Number          Heading

   1                 Cover Page

   2                 Schedule of Fees

   3                 Financial Highlights

   4 Investment Objectives and Policies; Characteristics and Risks of Securities and Investment Techniques

   5                 Management of the Trust

   5A                Not Applicable

   6                 Distributions; Taxes; Description of the Trust

   7                 How to Buy Shares; Alternative Purchase Arrangements;
                     Exchange Privilege; Distributor and Distribution and Servicing Plans; How Net Asset Value is Determined

   8                 How to Redeem

   9                 Not Applicable

                                     Part A

                             PIMCO Total Return Fund
                               Class A Prospectus

                       Information Required in Prospectus

Item Number           Heading

    1                 Cover Page

    2                 Schedule of Fees

    3                 Financial Highlights

    4                 Investment Objective and Policies;
                      Characteristics and Risks of Securities
                      and Investment Techniques

    5                 Management of the Trust

    5A                Not Applicable

    6                 Distributions; Taxes; Description of
                      the Trust

    7                 How to Buy Shares; Exchange Privilege;
                      Distributor and Distribution and
                      Servicing Plan; How Net Asset Value is Determined

    8                 How to Redeem

    9                 Not Applicable

                                     PART B

           Information Required in Statement of Additional Information


Item Number          Heading

  10                 Cover Page

  11                 Table of Contents

  12                 Not Applicable

  13                 Investment Objectives and Policies; Investment Restrictions

  14                 Trustees and Officers

  15                 Voting Rights

  16                 Management of the Trust; Distribution of Trust Shares;
                     Custodian, Transfer Agent and Dividend Disbursing Agent

  17                 Portfolio Transactions and Brokerage

  18                 Other Information

  19                 Distribution of Trust Shares; Net Asset Value

  20                 Taxation

  21                 Distribution of Trust Shares

  22                 Performance Information

  23                 Financial Statements

                                     Part C.

                                OTHER INFORMATION



Item 24. Financial Statements and Exhibits

          (a) Financial statements for the Trust as of March 31, 1997, and for its fiscal year then ended, including notes thereto, and the reports of Price Waterhouse LLP thereon, dated May 22, 1997 and May 27, 1997 are incorporated by reference from the Annual Report.

          (b)  Exhibits

      (1)      (i)  Form of Declaration of Trust of Registrant

               (ii) Form of  Establishment  and Designation of Global,  Foreign,
                    Low Duration South Africa Free and Total Return South Africa Free Portfolios as Series of Registrant

               (iii)Form of  Establishment  and  Designation of High Yield,  Low
                    Duration II and Total Return II Portfolios as Series of Registrant

               (iv) Form of Establishment  and Designation of Income and Capital
                    Preservation Portfolio I and Income and Capital Preservation Portfolio II as Series of Registrant

               (v) Form of Amended and Restated Establishment and Designation of Series of Shares of Registrant

               (vi) Form of Amended Designation of Two Series of Registrant

               (vii)Form  of  Second  Amended  and  Restated  Establishment  and
                    Designation of Series of Shares of Registrant

               (viii) Form of Establishment and Designation of Moderate Duration
                    and VersaSTYLE Equity Funds as Series of Registrant

               (ix) Form of Amended Designation of Two Series of Registrant

               (x) Establishment and Designation of StocksPLUS Short Strategy Fund as Series of Registrant10/

               (xi) Redesignation of One Existing Series and  Establishment  and
                    Designation of Two New Series of Registrant11/

               (xii) Form of Redesignation of One Series of Registrant12/

               (xiii) Establishment  and Designation of One Additional Series of
                    Shares  and   Amended   and   Restated   Establishment   and
                    Designation of Series of Shares of Registrant16/

               (xiv)Amended    Designation   of   Five   Existing    Series   of
                    Registrant16/

               (xv) Establishment  and  Designation of One Additional  Series of
                    Shares of Registrant16/

               (xvi)Form of  Establishment  and  Designation of Four  Additional
                    Series of Shares of Registrant17/

      (2)      Form of By-laws of Registrant

      (3)      Not applicable

      (4)      Not applicable

      (5)      (i)  Form of Investment Advisory Contract

               (ii) Form of Supplements to Investment Advisory Contract Relating
                    to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios

               (iii)Form  of   Supplements  to  Investment   Advisory   Contract
                    Relating to High Yield, Low Duration II and Total Return II Portfolios

               (iv) Form of Supplements to Investment Advisory Contract Relating
                    to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II

               (v) Form of Supplements to Investment Advisory Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund

               (vi) Form of Amended Investment Advisory Contract

               (vii) Form of Supplement to Investment Advisory Contract

               (viii)  Form  of  Supplement  to  Investment   Advisory  Contract
                    Relating to StocksPLUS Short Strategy Fund10/

               (ix) Supplements to Investment Advisory Contract11/

               (x) Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II16/

               (xi) Form of Supplement to Investment  Advisory Contract Relating
                    to Real Return Bond Fund16/

               (xii)Form of Supplement to Investment  Advisory Contract Relating
                    to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II17/

      (6)      (i)  Distribution Contract1/

               (ii) Supplement  to  Distribution  Contract  Relating  to Global,
                    Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios2/

               (iii)Supplement to Distribution  Contract Relating to High Yield,
                    Low Duration II and Total Return II Portfolios3/

               (iv) Supplements to Distribution  Contract Relating to Income and
                    Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II4/

               (v)  Form of Distribution Contract as Amended May 31, 19945/

               (vi) Form of Supplements  to  Distribution  Contract  Relating to
                    Moderate Duration Fund and VersaSTYLE Equity Fund6/

               (vii) Form of Amended Distribution Contract7/

               (viii) Form of Supplement to  Distribution  Contract  Relating to
                    StocksPLUS Short Strategy Fund10/

               (ix) Supplements to Distribution Contract11/

               (x)  Form of Distribution Contract13/

               (xi) Form of Supplement to Distribution Contract Relating to Real
                    Return Bond Fund16/

               (xii)Form of Supplement to Distribution  Contract Relating to Low
                    Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II17/

      (7)      Not applicable

      (8)      Form of Custodian Agreement

      (9)      (i)  Form of Transfer Agency Agreement

               (ii) Form of Transfer Agency Agreement with Shareholder Services,
                    Inc.14/

      (10)     (i)  Opinion of Counsel9/

               (ii) Form of Consent of Counsel

      (11)     Consent of Price Waterhouse LLP

      (12)     Not applicable

      (13)     Not applicable

      (14)     Not applicable

      (15)     (i)  Form of Distribution Plan for Administrative Class Shares

               (ii) Administrative Services Contract1/

               (iii)Supplements to Administrative  Services Contract relating to
                    Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios2/

               (iv) Supplement to  Administrative  Services Contract Relating to
                    High Yield, Low Duration II and Total Return II Portfolios3/

               (v) Supplements to Administrative Services Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II4/

               (vi) Form of  Administrative  Services  Plan  for  Administrative
                    Class Shares

               (vii)Form of  Supplements  to  Administrative  Services  Contract
                    Relating to Moderate Duration Fund and VersaSTYLE Equity Fund6/

               (viii) Form of Amended Administrative Services Contract7/

               (ix) Form of Amended Administrative Services Contract8/

               (x) Form of Supplement to Administration Agreement Relating to StocksPLUS Short Strategy Fund11/

               (xi) Supplements to Administration Agreement11/

               (xii) Form of Amendment to Administration Agreement13/

               (xiii) Form of Amendment to Administration Agreement16/

               (xiv)Form of  Administration  Agreement  between  PIMCO  Advisors
                    L.P. and Pacific Investment Management Company15/

               (xv) Form of Supplement to Administration  Agreement  Relating to
                    Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II17/

               (xvi)Form  of  Distribution   and  Servicing  Plan  for  Class  A
                    shares13/

               (xvii) Form  of  Distribution  and  Servicing  Plan  for  Class B
                    shares13/

               (xviii) Form of  Distribution  and  Servicing  Plan  for  Class C
                    shares13/

       (16)    Calculation of Performance8/

       (17)    Financial Data Schedule*

       (18)    (i)  Dual-Class Plan8/

               (ii) Amended Dual-Class Plan11/

               (iii)Amended and Restated  Multi-Class  Plan adopted  pursuant to
                    Rule 18f-317/

      (19)     Powers of Attorney and Secretary's Certificate17/
--------------------

1/       Filed with Pre-Effective Amendment No. 2 on April 21, 1987.

2/       Filed with Post-Effective Amendment No. 8 on August 3, 1990.

3/       Filed with Post-Effective Amendment No. 10 on May 31, 1991.

4/       Filed with Post-Effective Amendment No. 12 on August 29, 1991.

5/       Filed with Post-Effective Amendment No. 20 on June 1, 1994.

6/       Filed with Post-Effective Amendment No. 21 on August 1, 1994.

7/       Filed with Post-Effective Amendment No. 22 on November 30, 1994.

8/       Filed with Post-Effective Amendment No. 23 on June 1, 1995.

9/       Filed with Registrant's Rule 24f-2 Notice on May 30, 1997.

10/      Filed with Post-Effective Amendment No. 27 on January 16, 1996.

11/      Filed with Post-Effective Amendment No. 28 on April 1, 1996.

12/      Filed with Post-Effective Amendment No. 29 on June 14, 1996.

13/      Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996.

14/      Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File
         No. 2-87203) on November 30, 1995.

15/      Filed with Post Effective Amendment No. 25 to the Registration Statement of PIMCO Funds: Equity Advisors
         Series (File No. 33-36528) on January 13, 1997.

16/      Filed with Post Effective Amendment No. 33 on January 13, 1997.

17/      Filed with Post-Effective Amendment No. 37 on July 11, 1997.

*        To be filed by post-effective amendment.


Item 25. Persons Controlled by or Under Common Control With Registrant

         No person is controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities

         As of May 30, 1997, the number of record holders of each Fund and Class thereof of the Registrant were as follows:

                                                           Class

                         Institutional     Administrative   A            B         C
Fund
Money Market             215               1               630           127       4,936
Short-Term               118               2                37            19         101
Low Duration             563              11               329           368       3,391
Low Duration II           49               0                 0             0           0
Low Duration III           2               0                 0             0           0
Moderate Duration          7               0                 0             0           0
High Yield               164               5             1,143         3,149      15,492
Total Return           1,289              52             2,550         3,980      21,034
Total Return II          198               8                 0             0           0
Total Return III          24               1                 0             0           0
Commercial Mortgage
         Securities        0               0                 0             0           0
Long-Term U.S.
         Government       21               0                37            46          54
Real Return Bond           6               0                 6            33          19
Foreign Bond              60               1                92           154         250
Global Bond               48               2                 0             0           0
Global Bond II             0               0               255           269         404
International Bond       115               0                 0             0           0
StocksPLUS                72               2               622         1,306       1,489
StocksPLUS Short Strategy  0               0                 0             0           0
Strategic Balanced         5               0                 0             0           0

Item 27. Indemnification

          Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser

          PIMCO, the investment adviser to the Trust, is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partner of PIMCO Advisors is PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, an indirect wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"), and PIMCO Partners LLC, a limited liability company controlled by the PIMCO Managing Directors.

          The directors and officers of PIMCO and their business and other connections are as follow:

Name                               Business and Other Connections

Allan, George C.                   Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Arnold, Tamara J.                  Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Barbi, Leslie A.                   Senior  Vice   President,   PIMCO  and  PIMCO
                                   Management, Inc.

Benz, William R. II                Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Member of PIMCO Partners LLC.

Bishop, Gregory A.                 Vice President, PIMCO

Brynjolfsson, John B.              Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Burns, R. Wesley                   Executive  Vice  President,  PIMCO  and PIMCO
                                   Management,  Inc.;  President  of the  Trust,
                                   PIMCO  Variable  Insurance  Trust  and  PIMCO
                                   Commercial  Mortgage  Securities Trust, Inc.;
                                   Executive   Vice   President,   PIMCO  Funds:
                                   Multi-Manager  Series;  Vice President,  Cash
                                   Accumulation Trust.

Cupps, Wendy W.                    Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Daniels, Charles M. III            Executive  Vice  President,  PIMCO  and PIMCO
                                   Management, Inc.

Dow, Michael                       Vice President, PIMCO, PIMCO Management, Inc.
                                   and the Trust

Dunn, Anita                        Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Edington, David H.                 Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Director:   Stocks  Plus  Management,   Inc.;
                                   Member of PIMCO Partners LLC.

Ehlert, A. Benjamin                Executive  Vice  President,  PIMCO  and PIMCO
                                   Management, Inc.

Ettl, Robert A.                    President,  PIMCO and PIMCO  Management,
                                   Inc.

Faillace, Anthony L.               Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Fitzgerald, Robert M.              Chief Financial Officer and Treasurer, PIMCO,
                                   PIMCO  Management,   Inc.,   Cadence  Capital
                                   Management,  Inc., NFJ Investment  Group, NFJ
                                   Management,    Inc.,   Parametric   Portfolio
                                   Associates,  Parametric  Management Inc., and
                                   StocksPLUS   Management   Inc.,  PIMCO  Funds
                                   Distribution Company; Chief Financial Officer
                                   and  Assistant  Treasurer,   Cadence  Capital
                                   Management;   Chief  Financial   Officer  and
                                   Treasurer,   Columbus  Circle  Investors  and
                                   Columbus Circle  Investors  Management  Inc.;
                                   Chief  Financial   Officer  and  Senior  Vice
                                   President,  PIMCO  Advisors;  Chief Financial
                                   Officer,    Senior   Vice    President    and
                                   Controller,  Thomson  Advisory  Group,  Inc.;
                                   Chief  Financial  Officer,   Columbus  Circle
                                   Trust Co. Frisch,  Ursula T. Vice  President,
                                   PIMCO, PIMCO Management and the Trust

Gross, William H.                  Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Director  and  Vice   President,   StocksPLUS
                                   Management,  Inc.;  Senior Vice  President of
                                   the Trust and PIMCO Variable Insurance Trust;
                                   Member of Equity and Operating Boards,  PIMCO
                                   Advisors;   Member  of  PIMCO  Partners  LLC.

Hague,  John  L.                   Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Member of Operating  Board,  PIMCO  Advisors;
                                   Member of PIMCO Partners LLC.

Hally, Gordon                      C. Executive Vice President,  PIMCO and PIMCO
                                   Management, Inc.

Hamalainen, Pasi  M.               Senior  Vice   President,   PIMCO  and  PIMCO
                                   Management, Inc.

Hardaway, John P.                  Vice President,  PIMCO and PIMCO  Management,
                                   Inc.;   Treasurer  of  the  Trust  and  PIMCO
                                   Variable   Insurance   Trust,   PIMCO  Funds:
                                   Multi-Manager    Series,   PIMCO   Commercial
                                   Mortgage  Securities  Trust,  Inc.,  and Cash
                                   Accumulation Trust.

Harris,  Brent R.                  Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Director  and  Vice   President,   StocksPLUS
                                   Management, Inc.; Trustee and Chairman of the
                                   Trust,  PIMCO  Variable  Insurance  Trust and
                                   PIMCO Commercial  Mortgage  Securities Trust,
                                   Inc.;   Member  of  Operating  Board,   PIMCO
                                   Advisors; Member of PIMCO Partners LLC.

Hattesohl,  Joseph D.              Vice President,  PIMCO and PIMCO  Management,
                                   Inc.; Assistant  Treasurer,  the Trust, PIMCO
                                   Variable   Insurance   Trust,   PIMCO  Funds:
                                   Multi-Manager  Series  and  PIMCO  Commercial
                                   Mortgage Securities Trust, Inc.

Hayes, Raymond  C.                 Vice  President,  the Trust,  PIMCO and PIMCO
                                   Management, Inc.

Hinman,  David  C.                 Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Hocson, Liza                       Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Hodge, Douglas M.                  Executive  Vice  President,  PIMCO  and PIMCO
                                   Management, Inc.

Holden, Brent L.                   Executive  Vice  President,  PIMCO  and PIMCO
                                   Management, Inc.

Holloway, Dwight F., Jr.           Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Howe, Jane T.                      Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Hudoff, Mark                       Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Isberg, Margaret E.                Executive  Vice  President,  PIMCO  and PIMCO
                                   Management,  Inc.; Senior Vice President, the
                                   Trust.

Keller, James M. Vice              President, PIMCO and PIMCO Management, Inc.

Kennedy, Raymond G.                Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Kociuba, James                     Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Loftus, John  S.                   Executive  Vice  President,  PIMCO  and PIMCO
                                   Management,    Inc.;   Vice   President   and
                                   Assistant Secretary,  StocksPLUS  Management,
                                   Inc.

Lown, David                        Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Meiling, Dean  S.                  Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Vice   President,   the   Trust   and   PIMCO
                                   Commercial  Mortgage  Securities Trust, Inc.;
                                   Member of PIMCO Partners, LLC.

Muzzy, James F.                    Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Director  and  Vice   President,   StocksPLUS
                                   Management,  Inc.;  Senior Vice  President of
                                   PIMCO   Variable    Insurance   Trust;   Vice
                                   President,  the  Trust;  Member of  Operating
                                   Board,   PIMCO  Advisors;   Member  of  PIMCO
                                   Partners LLC.

Nguyen, Vinh T. Vice               President,    Controller,   Columbus   Circle
                                   Investors,    Columbus    Circle    Investors
                                   Management, Inc., Cadence Capital Management,
                                   Inc.,  NFJ   Management,   Inc.,   Parametric
                                   Management, Inc, StocksPLUS Management, Inc.,
                                   PIMCO Advisors;  ; Controller,  PIMCO,  PIMCO
                                   Management, Inc.

Ongaro, Douglas J.                 Vice  President,  the Trust,  PIMCO and PIMCO
                                   Management, Inc.

Otterbein, Thomas J.               Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Pittman, David  J.                 Vice President, PIMCO Management, Inc.

Podlich, William F. III            Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Vice  President,  PIMCO  Commercial  Mortgage
                                   Securities Trust,  Inc., Member of Equity and
                                   Operating Boards,  PIMCO Advisors;  Member of
                                   PIMCO Partners LLC.

Powers, William C.                 Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Senior  Vice  President,   PIMCO   Commercial
                                   Mortgage  Securities  Trust,  Inc., Member of
                                   PIMCO Partners LLC.

Rabinovitch, Frank B.              Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Member of PIMCO Partners LLC.

Rennie, Edward P.                  Senior  Vice   President,   PIMCO  and  PIMCO
                                   Management, Inc.

Roney, Scott L.                    Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Rosborough,  Michael  J.           Senior  Vice   President,   PIMCO  and  PIMCO
                                   Management, Inc.


Sargent,  Jeffrey  M.              Vice  President,   PIMCO,  PIMCO  Management,
                                   Inc.,  the Trust,  PIMCO  Variable  Insurance
                                   Trust, PIMCO Commercial  Mortgage  Securities
                                   Trust,  Inc. and PIMCO  Funds:  Multi-Manager
                                   Series.

Schmider, Ernest L.                Executive Vice  President,  Secretary,  Chief
                                   Administrative  and Legal Officer,  PIMCO and
                                   PIMCO  Management,   Inc.;  Secretary,  PIMCO
                                   Partners LLC, Director,  Assistant  Secretary
                                   and    Assistant    Treasurer,     StocksPLUS
                                   Management, Inc.

Scholey, Leland T. Senior          Vice  President,  the Trust,  PIMCO and PIMCO
                                   Management, Inc.

Selby, Richard W.                  Senior  Vice  President,   Chief   Technology
                                   Officer, PIMCO

Seliga, Denise C.                  Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Seymour, Rita J.                   Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Thomas, Lee R.                     Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Member, PIMCO Partners LLC.

Thompson,  William S. Jr.          Chief   Executive    Officer   and   Managing
                                   Director, PIMCO; Director,  Managing Director
                                   and   Chief    Executive    Officer,    PIMCO
                                   Management,  Inc.;  Director  and  President,
                                   StocksPLUS   Management,    Inc.;   Director,
                                   Thomson Advisory Group; Senior Vice President
                                   of the Trust;  Vice President,  the Trust and
                                   PIMCO Commercial  Mortgage  Securities Trust,
                                   Inc.;  Member of Equity  Board and  Operating
                                   Board, PIMCO Advisors;  Member, President and
                                   Chief  Executive  Officer  of PIMCO  Partners
                                   LLC.

Trosky, Benjamin L.                Managing   Director,   PIMCO;   Director  and
                                   Managing  Director,  PIMCO Management,  Inc.;
                                   Senior  Vice  President,   PIMCO   Commercial
                                   Mortgage  Securities  Trust,  Inc.; Member of
                                   Operating  Board,  PIMCO Advisors;  Member of
                                   PIMCO Partners LLC.

Weil, Richard  M.                  Assistant Secretary,  PIMCO,  Columbus Circle
                                   Investors,    Columbus    Circle    Investors
                                   Management,  Inc., Cadence Capital Management
                                   and PIMCO Funds Distribution Company;  Senior
                                   Vice President and Assistant Secretary, PIMCO
                                   Management, Inc.; Senior Vice President Legal
                                   and Secretary,  PIMCO  Advisors;  Senior Vice
                                   President  and  Secretary,  Thomson  Advisory
                                   Group; Secretary, Cadence Capital Management,
                                   Inc.,  NFJ   Management,   Inc.,   Parametric
                                   Management,   Inc.,  NFJ  Investment   Group,
                                   Parametric    Portfolio    Associates,    and
                                   StocksPLUS Management,  Inc.; Vice President,
                                   PIMCO Funds: Multi-Manager Series.

Wegener,  Marilyn                  Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Willner, Ram                       Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Wilsey, Kristen M.                 Vice  President,  the Trust,  PIMCO and PIMCO
                                   Management, Inc.

Wood, George H.                    Senior  Vice   President,   PIMCO  and  PIMCO
                                   Management, Inc.

Yetter,  Michael A.                Vice President,  PIMCO and PIMCO  Management,
                                   Inc.

Young, David                       Vice President, PIMCO

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors, L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Funds Distribution Company is 2187 Atlantic Street, Stamford, CT 06902.

Item 29. Principal Underwriters

          (a) PIMCO Advisors Distribution Company (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

          (b)

Name and Principal                      Positions and Offices                          Positions and Offices
 Business Address*                       with Underwriter                               with Registrant
 ----------------                       ----------------                               ---------------
Booth, Jeffrey L.                       Vice President                                         None

Bosch, James D.                         Regional Vice President                                None

Brennan, Deborah P.                     Vice President                                         None

Clark, Timothy R.                       Senior Vice President                                  None

Cvengros, William D.                    Director                                               None

Fessel, Jonathan P.                     Vice President                                         None

Fitzgerald, Robert M.                   Chief Financial Officer and Treasurer                  None

Gallagher, Michael J.                   Vice President                                         None

Goldsmith, David S.                     Vice President                                         None

Gray, Ronald H.                         Vice President                                         None

Hussey, John B.                         Vice President                                         None

Janeczek, Edward W.                     Senior Vice President                                  None

Jobe, Stephen R.                        Vice President                                         None

Jones, Jonathan C.                      Vice President                                         None

Lynch, William E.                       Senior Vice President                                  None

McCarthy, Jacqueline A.                 Vice President                                         None

Meyers, Andrew J.                       Executive Vice President                               None

Moyer, Fiora N.                         Regional Vice President                                 None

Neugebauer, Phil J.                     Vice President                                         None

Nguyen, Vinh T.                         Vice President, Controller                             None

Pearlman, Joffrey H.                    Regional Vice President                                None

Pisapia, Glynne P.                      Regional Vice President                                None

Russell, Matthew M.                     Vice President                                         None

Schott, Newton B., Jr.                  Director, Executive Vice                               None
                                        President/Secretary, Chief
                                        Administrative/Legal Officer and
                                        Secretary

Smith, Robert M.                        Vice President                                         None

Spear, Ellen Z.                         Vice President                                         None

Stone, David P.                         Regional Vice President                                None

Sullivan, Daniel W.                     Vice President                                         None

Thomas, William H., Jr.                 Regional Vice President                                None

Treadway, Stephen J.                    Director, Chairman, President and                      None
                                        Chief Executive Officer

Troyer, Paul H.                         Senior Vice President                                  None

Trumbore, Brian F.                      Executive Vice President                               None

Weil, Richard M.                        Assistant Secretary                                    None

Zimmerman, Glen A.                      Vice President                                         None

_______________________
*/ The business address of all directors and officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.


Item 30.  Location of Accounts and Records

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

         (a)      Not applicable.

         (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of a post-effective amendment to Registrant's 1933 Act registration statement which provides for the addition of a new series of Registrant or the date on which shares of such series are first sold (other than shares sold for seed money).

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 17th day of November, 1997.

                                   PIMCO FUNDS
                                  (Registrant)

                               By:  ___________________________________
                                             R. Wesley Burns*
                                             President

                           *By:  /s/ Robert W. Helm
                                 Robert W. Helm, as attorney-in-fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                            Title                Date


____________________________         Trustee              November 17, 1997
Guilford C. Babcock*


____________________________         Trustee              November 17, 1997
Thomas P. Kemp*


____________________________         Trustee              November 17, 1997
Brent R. Harris*


____________________________         Trustee              November 17, 1997
William J. Popejoy*


____________________________         Trustee              November 17, 1997
Vern O. Curtis*

____________________________    President                 November 17, 1997
R. Wesley Burns*                (Principal Executive
                                   Officer)

____________________________    Treasurer                 November 17, 1997
John P. Hardaway*               (Principal Financial
                                   and Accounting
                                    Officer)


*By: /s/ Robert W. Helm
     Robert W. Helm,
     as attorney-in-fact


* Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

                                   PIMCO Funds

                                INDEX TO EXHIBITS
                                   FILED WITH
                         POST-EFFECTIVE AMENDMENT NO. 37

EXHIBIT 1(i)   Form  of  Declaration  of  Trust  of  Registrant  (EDGAR  EXHIBIT
               99.B1(i))

EXHIBIT 1(ii) Form of Establishment and Designation of Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios as Series of Registrant (EDGAR EXHIBIT 99.B1(ii))

EXHIBIT 1(iii) Form of Establishment and Designation of High Yield, Low Duration
               II and Total Return II Portfolios as Series of Registrant  (EDGAR
               EXHIBIT 99.B1(iii))

EXHIBIT 1(iv) Form of Establishment and Designation of Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II as Series of Registrant (EDGAR EXHIBIT 99.B1(iv))

EXHIBIT 1(v) Form of Amended and Restated Establishment and Designation of Series of Shares of Registrant (EDGAR EXHIBIT 99.B1(v))

EXHIBIT 1(vi)  Form of Amended  Designation  of Two Series of Registrant  (EDGAR
               EXHIBIT 99.B1(vi))

EXHIBIT 1(vii) Form of Second Amended and Restated Establishment and Designation
               of Series of Shares of Registrant (EDGAR EXHIBIT 99.B1(vii))

EXHIBIT 1(viii)Form of  Establishment  and Designation of Moderate  Duration and
               VersaSTYLE Equity Funds as Series of Registrant (EDGAR EXHIBIT 99.B1(viii))

EXHIBIT 1(ix)  Form of Amended  Designation  of Two Series of Registrant  (EDGAR
               EXHIBIT 99.B1(ix))

EXHIBIT 2      Form of By-laws of Registrant (EDGAR EXHIBIT 99.B2)

EXHIBIT 5(i)   Form of Investment Advisory Contract (EDGAR EXHIBIT 99.B5(i))

EXHIBIT 5(ii) Form of Supplements to Investment Advisory Contract Relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios (EDGAR EXHIBIT 99.B5(ii))

EXHIBIT 5(iii) Form of Supplements to Investment  Advisory  Contract Relating to
               High Yield, Low Duration II and Total Return II Portfolios (EDGAR
               EXHIBIT 99.B5(iii))

EXHIBIT 5(iv) Form of Supplements to Investment Advisory Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II (EDGAR EXHIBIT 99.B5(iv))

EXHIBIT 5(v) Form of Supplements to Investment Advisory Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund (EDGAR EXHIBIT 99.B5(v))

EXHIBIT 5(vi) Form of Amended Investment Advisory Contract (EDGAR EXHIBIT 99.B5(vi))

EXHIBIT 5(vii) Form of Supplement to Investment Advisory Contract (EDGAR EXHIBIT
               99.B5(vii))

EXHIBIT 8      Form of Custodian Agreement (EDGAR EXHIBIT 99.B8)

EXHIBIT 9(i)   Form of Transfer Agency Agreement (EDGAR EXHIBIT 99.B9(i))

EXHIBIT 10(ii) Form of Consent of Counsel (EDGAR EXHIBIT 99.B10(ii))

EXHIBIT 11     Consent of Price Waterhouse LLP (EDGAR EXHIBIT 99.B11)

EXHIBIT 15(i)  Form of Distribution Plan for Administrative  Class Shares (EDGAR
               EXHIBIT 99.B15(i))

EXHIBIT 15(vi) Form of  Administrative  Services Plan for  Administrative  Class
               Shares (EDGAR EXHIBIT 99.B15(vi))